Financial instruments-Risk management and fair value (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of credit risk exposure [abstract]
Disclosure of Foreign Currency
A significant part of our revenue is denominated in the following foreign currencies:

	2023	2022
	%	%
U.S. dollars	64.3%	63.3%
Foreign currencies -
Colombian peso	10.0%	12.1%
Brazilian real	7.7%	8.0%
Argentinian peso	5.1%	4.6%
Chilean peso	3.1%	3.2%
Mexican peso	3.5%	2.6%
Other currencies	6.3%	6.2%
	100.0%	100.0%

Summary of Foreign Currency Risk Exposure	The following chart summarizes the Company’s foreign currency risk exposure (assets and liabilities denominated in foreign currency) as of December 31:

	2023	2022
Assets
Cash and cash equivalents	$15,858	$13,546
Accounts receivable, net	108,767	48,900
Other assets	25,707	20,605
Total assets	$150,332	$83,051
Liabilities
Accounts payable	53,393	16,969
Taxes payable	38,157	38,303
Other liabilities	16,543	13,465
Total liabilities	$108,093	$68,737
Net position	$42,239	$14,314

Movement in Allowance for Impairment for Short and Long-term Investments at Amortized Cost
The movement in the allowance for impairment for short and long-term investments at amortized cost for the year ended December 31 was as follows:

	2023	2022
Balance at beginning of year	$(2,955)	$(1,312)
(Additions) / Reversal	697	(1,643)
Balance at end of year	$(2,258)	$(2,955)

Summary of Credit Risk Exposure on Trade Receivables using Provision Matrix
Set out below is the information about the credit risk exposure on the Company’s trade receivables using a provision matrix as of December 31:

	2023
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	8.8%	9.0%	24.4%	53.9%
Gross carrying amount	$162,544	$153,289	$2,487	$1,174	$258	$5,336
Expected credit loss	$3,297	$35	$218	$106	$63	$2,875

	2022
		Days past due
	Total	Current	<30	30-60	60-90	>90
Expected credit loss rate		0.0%	5.9%	13.1%	30.5%	57.3%
Gross carrying amount	$145,273	$127,412	$2,877	$2,134	$545	$12,305
Expected credit loss	$7,690	$28	$170	$279	$166	$7,047

Summary of Financial Liabilities According to Maturity Date	The table below summarizes the Company’s financial liabilities according to their maturity date. The amounts in the table are the contractual undiscounted cash flows. Balances due within twelve months equal their carrying balances as the impact of discounting is not significant.
December 31, 2023

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,462,691	$1,624,325	$256,216	$780,090	$588,019
Lease liability	14	283,657	322,858	80,513	195,340	47,005
Account payable	19	182,303	182,303	182,303	—	—
Account payable to related parties	19	1,228	1,228	1,228	—	—
		$1,929,879	$2,130,714	$520,260	$975,430	$635,024
December 31, 2022

	Note	Carrying amount	Contractual cash flow	Less than twelve months	Between 1 and 4 years	More than 4 years
Non-derivative financial liabilities
Loans and borrowings	18	$1,444,303	$1,538,467	$167,759	$920,846	$449,862
Lease liability	14	238,373	341,847	106,076	195,253	40,518
Account payable	19	166,660	166,660	166,660	—	—
Account payable to related parties	19	1,004	1,004	1,004	—	—
		$1,850,340	$2,047,978	$441,499	$1,116,099	$490,380

Summary of Carrying Amount and Fair Values of Financial Assets and Financial Liabilities
Set out below is a comparison, by class, of the carrying amounts and fair values of the Company’s financial instruments, other than those with carrying amounts that are reasonable approximations of fair values:

		Carrying amount		Fair Value
	Note	2023	2022	2023	2022
Financial assets
Long-term investments	9	258,934	202,056	260,534	201,061
Financial liabilities
Loans and borrowings	18	1,462,691	1,444,303	1,494,124	1,559,435

Summary of Company's financial instruments measured at fair value
The following chart summarizes the Company’s financial instruments measured at fair value, classified according to the valuation method:

	Fair value measurement as of reporting date
	2023	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	102,063	102,063	—	—
Total assets	$102,063	$102,063	$—	$—

	Fair value measurement as of reporting date
	2022	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Recurring fair value measurements
Assets
Investment fund	95,474	95,474	—	—
Total assets	$95,474	$95,474	$—	$—
Liabilities
Derivative financial instruments	251,150	—	251,150	—
Total liabilities	$251,150	$—	$251,150	$—